              As filed with the Securities and Exchange Commission

                                on May 22, 1998

                     Registration Nos. 33-21660 and 811-5551

                                  -------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
   OF 1933                                                                 [   ]

             Pre-Effective Amendment No.                                   [   ]


             Post-Effective Amendment No.  26                              [ X ]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940                                                     [   ]


             Amendment No.  27                                             [ X ]


                              AMSOUTH MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                                 (800) 451-8379
              (Registrant's Telephone Number, Including Area Code)

         Name and address
         of agent for service:               Copy to:

         Mr. J. David Huber                  Alan G. Priest, Esq.
         AmSouth Mutual Funds                Ropes & Gray
         3435 Stelzer Road                   1301 K Street, N.W., Suite 800 East
         Columbus, Ohio  43219               Washington, D.C. 20005

   It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)


[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               AmSouth Equity Fund
                          AmSouth Regional Equity Fund
                              AmSouth Balanced Fund
                           AmSouth Capital Growth Fund
                             AmSouth Small Cap Fund
                           AmSouth Equity Income Fund
                                AmSouth Bond Fund
                          AmSouth Limited Maturity Fund
                         AmSouth Government Income Fund
                           AmSouth Municipal Bond Fund
                          AmSouth Florida Tax-Free Fund
                         AmSouth Prime Obligations Fund
                           AmSouth U.S. Treasury Fund
                             AmSouth Tax Exempt Fund


         The information required by Items 1 through 9 for the above-referenced investment portfolios of the AmSouth Mutual Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 26, 1997.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                            Prospectus Caption
------------------                                            ------------------

             PROSPECTUS FOR AMSOUTH INSTITUTIONAL PRIME OBLIGATIONS
                FUND AND AMSOUTH INSTITUTIONAL U.S. TREASURY FUND


1.  Cover Page ..............................                  Cover Page

2.  Synopsis ................................                  Fee Table

3.  Condensed Financial
     Information ............................                  Inapplicable

4.  General Description
     of Registrant ..........................                  The Trust; Investment  Objectives and Policies;
                                                               Investment Restrictions; General Information -
                                                               Description of the Trust and Its Shares

5.  Management of the Fund ..................                  Management of AmSouth Mutual Funds; General
                                                               Information - Custodian and Transfer Agent
6.  Capital Stock and
     Other Securities .......................                  The Trust; How to Purchase and Redeem Shares;
                                                               Dividends and Taxes; General Information -
                                                               Description of the Trust and Its Shares; General
                                                               Information -Miscellaneous
7.  Purchase of Securities
    Being Offered ...........................                  Valuation of Shares;  How to Purchase and
                                                               Redeem Shares

8.  Redemption or Repurchase ................                  How to Purchase and  Redeem Shares

9.  Legal Proceedings .......................                  Inapplicable

                              AMSOUTH MUTUAL FUNDS
                        INSTITUTIONAL MONEY MARKET FUNDS

3435 Stelzer Road                             For current yield,
Columbus, Ohio  43219                         purchase, and redemption
                                              information, call (800) 451-8382

         The AmSouth Institutional Money Market Funds (the "Institutional Money Market Funds") are two of sixteen series of units of beneficial interest ("Shares") each representing interests in one of sixteen separate investment funds (the "Funds") of AmSouth Mutual Funds (the "Trust"), an open-end management investment company. All securities or instruments in which the Institutional Money Market Funds invest have remaining maturities of 397 days or less. Each Institutional Money Market Fund seeks to maintain a constant net asset value of $1.00 per unit of beneficial interest, but there can be no assurance that net asset value will not vary.

         AMSOUTH INSTITUTIONAL PRIME OBLIGATIONS FUND (the "Institutional Prime Obligations Fund") seeks current income with liquidity and stability of principal. The Institutional Prime Obligations Fund invests in high quality U.S. dollar-denominated money market instruments and other high-quality U.S. dollar-denominated instruments.

         AMSOUTH INSTITUTIONAL U.S. TREASURY FUND (the "Institutional U.S. Treasury Fund") seeks current income with liquidity and stability of principal. The Institutional U.S. Treasury Fund invests exclusively in short-term obligations issued by the U.S. Treasury, some of which may be subject to repurchase agreements collateralized by U.S. Treasury obligations.

         AmSouth Bank, Birmingham, Alabama ("AmSouth"), acts as the investment advisor to each Money Market Fund ("Advisor"). BISYS Fund Services, Limited Partnership ("BISYS Fund Services"), Columbus, Ohio, acts as distributor to each Institutional Money Market Fund ("Distributor").

          Each Institutional Money Market Fund has been divided into three classes of Shares: Class I Shares, Class II Shares and Class III Shares. Class I Shares require a minimum initial investment of $3 million and are offered to (i) Customers for whom AmSouth acts in a fiduciary, advisory, custodial, agency , or similar capacity, and (ii) fiduciary Customers of other Financial Institutions approved by the Distributor. Class II Shares and Class III Shares are offered as a cash sweep vehicle to institutional or corporate Customers of AmSouth and of other Financial Institutions approved by the Distributor.

         This Prospectus relates only to the Institutional Money Market Funds. Interested persons who wish to obtain a copy of the prospectuses of the AmSouth Equity Fund, the AmSouth Regional Equity Fund, the AmSouth Balanced Fund, the AmSouth Capital Growth Fund, the AmSouth Small Cap Fund, and the AmSouth Equity Income Fund (the "Capital Appreciation Funds"); the AmSouth Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Government Income Fund, the AmSouth Municipal Bond Fund, and the AmSouth Florida Tax-Free Fund (the "Income Funds"); the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund and the AmSouth Tax Exempt Fund (the "Money Market Funds") may contact the Distributor at the telephone number shown above. Additional information about the Institutional Money Market Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         This Prospectus sets forth concisely the information about the Institutional Money Market Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

             THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF,
         OR ENDORSED OR GUARANTEED BY AMSOUTH OR ANY OF ITS AFFILIATES.
                  THE TRUST'S SHARES ARE NOT FEDERALLY INSURED
            BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
             RESERVE BOARD OR BY ANY OTHER AGENCY. AN INVESTMENT IN
                  THE TRUST'S SHARES INVOLVES INVESTMENT RISKS,
                    INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               -------------------

            AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED
                BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE
                THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET
                         ASSET VALUE OF $1.00 PER SHARE

                               -------------------

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION")
                       OR ANY STATE SECURITIES COMMISSION
                 NOR HAS THE COMMISSION OR ANY STATE SECURITIES
                 COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION OF THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                               -------------------

                 The date of this Prospectus is _________, 1998.

                                    FEE TABLE


                                                    Institutional                           Institutional
                                                         Prime                              U.S. Treasury
                                                   Obligations Fund                             Fund
                                                   ----------------                         -------------

                                          Class I     Class II    Class III      Class I     Class II    Class III
                                           Shares       Shares      Shares        Shares       Shares      Shares
                                           ------       ------      ------        ------       ------      ------
Shareholder Transaction Expenses1

   Maximum Sales Load Imposed
       on Purchases (as a percentage
      of offering price)                       0%           0%           0%           0%           0%           0%

   Maximum Sales Load Imposed
   on Reinvested Dividends
   (as a percentage of offering price)         0%           0%           0%           0%           0%           0%

   Deferred Sales Load (as
   a percentage of original
   purchase price or redemption
   proceeds, as applicable)                    0%           0%           0%           0%           0%           0%

   Redemption Fees (as a percentage
   of amount redeemed, if applicable)2         0%           0%           0%           0%           0%           0%

   Exchange Fee                                $0           $0           $0           $0           $0           $0

Annual Fund Operating Expenses
(as a percentage of net assets)

   Management Fees (after voluntary
    fee reductions)3                        0.07%        0.07%        0.07%        0.07%        0.07%        0.07%

    12b-1 Fees                              0.00%        0.25%        0.50%        0.00%        0.25%        0.50%

    Other Expenses4                         0.18%        0.18%        0.18%        0.18%        0.18%        0.18%

    Total Fund Operating Expenses (after
   voluntary fee reductions)5               0.25%        0.50%        0.75%        0.25%        0.50%        0.75%


       1 Financial Institutions may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in an Institutional Money Market Fund. (See "HOW TO PURCHASE AND REDEEM SHARES - Purchases of Shares.")

       2 A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES - Redemption by Telephone.")

       3 Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average net assets would be 0.20% for the Class I, Class II and Class III Shares of the Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund.

       4 Absent the voluntary reduction of administration fees, Other Expenses would be 0.20% for Class I Shares of the Institutional Prime Obligations Fund, 0.20% for Class II Shares of the Institutional Prime Obligations Fund, 0.20% for Class III Shares of the Institutional Prime Obligations Fund, 0.20% for Class I Shares of the Institutional U.S. Treasury Fund, 0.20% for Class II Shares of the Institutional U.S. Treasury Fund and 0.20% for Class III Shares of the Institutional U.S. Treasury Fund. Other Expenses are based on estimated amounts for the current fiscal year.

        5 Absent the voluntary reduction of investment advisory and administration fees, Total Fund Operating Expenses would be 0.40% for Class I Shares of the Institutional Prime Obligations Fund , 0.65% for Class II Shares of the Institutional Prime Obligations Fund, 0.90% for Class III Shares of the Institutional Prime Obligations Fund, 0.40% for Class I Shares of the Institutional U.S. Treasury Fund, 0.65% for Class II Shares of the Institutional U.S. Treasury Fund and 0.90% for Class III Shares of the Institutional U.S. Treasury Fund.


Example

         You would pay the following expenses on a $1,000 investment in a Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                                               1 Year                                    3 Years
                                                               ------                                    -------

                                                Class I      Class II    Class III      Class I     Class II   Class III
                                                 Shares        Shares      Shares        Shares       Shares     Shares
                                                 ------        ------      ------        ------       ------     ------


Institutional Prime Obligations Fund              $3            $5           $8            $8          $16         $24
 Institutional U.S. Treasury Fund                 $3            $5           $8            $8          $16         $24


         The purpose of the tables above is to assist an investor in a Fund in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Institutional Money Market Funds.

THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund is to seek current income with liquidity and stability of principal. Although the Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund have the same Advisor and the same investment objective, their particular portfolio securities and yield will ordinarily differ due to differences in the types of investments permitted, cash flow, and the availability of particular portfolio investments. Market conditions and interest rates may affect the types and yields of securities held in each Fund. The investment objective of each Institutional Money Market Fund is fundamental and may not be changed without a vote of the outstanding Shares of that Fund (as defined below under "GENERAL INFORMATION - Miscellaneous.") There can be, of course, no assurance that either Institutional Money Market Fund will achieve its investment objective.

         Changes in prevailing interest rates may affect the yield, and possibly the net asset value, of each Fund. Each of the Institutional Money Market Funds invests only in those securities and instruments considered by the Advisor to present minimal credit risks under guidelines established by the Trust's Board of Trustees. All securities or instruments in which each of the Institutional Money Market Funds invest have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer maturities. The dollar-weighted average maturity of the securities in each Institutional Money Market Fund will not exceed 90 days.

          The Institutional Prime Obligations Fund invests in U.S. dollar-denominated, high-quality short-term debt instruments. All securities in which the Fund invests will be eligible for purchase by a national bank in accordance with federal law and regulations. Investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. The Statement of Additional Information contains further information concerning the rating and other requirements governing the Institutional Prime Obligation Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer. The Statement also identifies the NRSROs that may be utilized by the Advisor with respect to portfolio investments for the Fund and provides a description of the relevant ratings assigned by each such NRSRO.

         The Institutional Prime Obligations Fund will invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bank or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Prime Obligations Fund will invest in the obligations of such agencies or instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal.

         The Institutional Prime Obligations Fund may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements). The Institutional Prime Obligations Fund may invest in certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         The Institutional Prime Obligations Fund may also invest in Eurodollar Certificates of Deposits ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         The Institutional Prime Obligations Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

         The Institutional Prime Obligations Fund may invest in commercial paper (including variable amount master demand notes) issued by U.S. or foreign corporations. The Institutional Prime Obligations Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

         Variable amount master demand notes in which the Institutional Prime Obligations Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Institutional Prime Obligations Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Institutional Prime Obligations Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as to quality as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note may not exceed seven days.

         Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Institutional Prime Obligations Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of foreign withholding taxes on interest income, possible seizure, currency blockage, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely effect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. The Institutional Prime Obligations Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Advisor believes that the risks associated with such instruments are minimal and only when such instruments are denominated and payable in U.S. dollars.

         The Institutional Prime Obligations Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Institutional Prime Obligations Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The Funding Agreements provide for adjustment of the interest rate monthly and are considered variable rate instruments. The Institutional Prime Obligations Fund will only purchase a Funding Agreement (i) when the Advisor has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Institutional Prime Obligations Fund and is of comparable quality to instruments that are rated high quality by an NRSRO that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because the Institutional Prime Obligations Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

         The Institutional Prime Obligations Fund may invest in the securities of other money market funds that have similar policies and objectives, invest in securities of equal or higher short-term ratings, and are in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

         The Institutional Prime Obligations Fund may also invest in short-term municipal obligations.

ASSET-BACKED SECURITIES

         The Institutional Prime Obligations Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.


         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Institutional Prime Obligations Fund will be subject to the same quality requirements as other securities purchased by the Fund.

         The Institutional U.S. Treasury Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury. Such obligations may include "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security. These securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Obligations purchased by the Institutional U.S. Treasury Fund may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.



REPURCHASE AGREEMENTS

         Securities held by the Institutional Money Market Funds may be subject to repurchase agreements. If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, an Institutional Money Market Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Institutional Money Market Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, the Institutional Money Market Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Institutional Money Market Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Except as described below under "Investment Restrictions" there is no aggregate limitation on the amount of any Institutional Money Market Fund's total assets that may be invested in instruments which are subject to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Each Institutional Money Market Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, an Institutional Money Market Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by an Institutional Money Market Fund may decline below the price at which the Institutional Money Market Fund is obligated to repurchase the securities.


                             INVESTMENT RESTRICTIONS

         Each Institutional Money Market Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (see "GENERAL INFORMATION -- Miscellaneous" in this prospectus).

INSTITUTIONAL PRIME OBLIGATIONS FUND

         The Institutional Prime Obligations Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Institutional Prime Obligations Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Institutional Prime Obligations Fund's total assets may be invested without regard to such 5% limitation. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         2. Purchase any securities which would cause more than 25% of the value of the Institutional Prime Obligations Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.


INSTITUTIONAL U.S. TREASURY FUND

         The Institutional U.S. Treasury Fund may not purchase securities other than bills, notes, and bonds issued by the U.S. Treasury, certain of which securities may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.


 Institutional Prime Obligations Fund and Institutional U.S. Treasury Fund

         The Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund may not:

         1. Borrow money or issue senior securities, except that each Institutional Money Market Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. An Institutional Money Market Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

         2. Make loans, except that each Institutional Money Market Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

                               VALUATION OF SHARES

         The net asset value of the Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund is determined and its Shares are priced as of 2:00 p.m. and 4:00 p.m., Eastern time (the "Valuation Times") on each Business Day of such Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to an Institutional Money Market Fund, less the liabilities charged to that Class, by the number of the outstanding Shares of that Class.

         The assets in each Institutional Money Market Fund are valued based upon the amortized cost method. Pursuant to rules and regulations of the Securities and Exchange Commission regarding the use of the amortized cost method, each Institutional Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Trust seeks to maintain each Institutional Money Market Fund's net asset value per share at $1.00, there can be no assurance that net asset value will not vary.



                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


         Shares of the Institutional Money Market Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Trust at (800) 451-8382.

          Each Institutional Money Market Fund offers three classes of Shares:
Class I Shares, Class II Shares and Class III Shares. The three classes of Shares of a particular Fund represent interests in the same investments and are identical in all respects except that (i) Class II Shares and Class III Shares bear the expense of a fee under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), which will cause Class II Shares and Class III Shares to have higher expense ratios and to pay lower dividends than those of the Class I Shares, and (ii) Class II Shares and Class III Shares have certain exclusive voting rights with respect to the Distribution Plan.

         Class I Shares require a minimum initial investment of $3 million and are offered to (i) Customers for whom AmSouth acts in a fiduciary, advisory, custodial, agency , or similar capacity, and (ii) fiduciary Customers of other Financial Institutions approved by the Distributor. Class II Shares and Class III Shares are offered as a cash sweep vehicle to institutional or corporate Customers of AmSouth and of other Financial Institutions approved by the Distributor.

PURCHASES OF SHARES

         Shares of the Institutional Money Market Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth or by a financial institution that provides certain administrative support services for their customers or accountholders (collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by Financial Institutions and their Customers are invested by the Distributor in Shares of an Institutional Money Market Fund. This Prospectus should be read in conjunction with information received from the Financial Institutions.

          Shares of the Institutional Money Market Funds sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of Customers will normally be held of record by Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institution and reflected in the account statements provided by Financial Institutions to Customers.

         There is no sales charge imposed by the Trust in connection with the purchase of Shares of an Institutional Money Market Fund.

         Shares of the Institutional Money Market Funds are purchased at the appropriate net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

          Each Institutional Money Market Fund has been divided into three classes of Shares: Class I Shares, Class II Shares and Class III Shares. Class I Shares require a minimum initial investment of $3 million and are offered to (i) Customers for whom AmSouth acts in a fiduciary, advisory, custodial, agency, or similar capacity, and (ii) fiduciary Customers of other Financial Institutions approved by the Distributor; there is no minimum investment amount for subsequent purchases.


         There is no limitation on the amount of Shares that may be purchased.


         Purchases of Shares of an Institutional Money Market Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of such Institutional Money Market Fund. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. Shares of an Institutional Money Market Fund purchased before 2:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of an Institutional Money Market Fund continue to earn dividends through the day before their redemption.


         Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

EXCHANGE PRIVILEGE


          Shares of an Institutional Money Market Fund may be exchanged for Shares of the same Class of the other Institutional Money Market Fund. Shares of an Institutional Money Market Fund may not be exchanged for Premier Shares, Classic Shares or Class B Shares of the other AmSouth Mutual Funds.


ADDITIONAL INFORMATION ABOUT EXCHANGES

         An exchange from one Fund to another Fund is considered to be a taxable event for federal income tax purposes on which a Shareholder may realize a capital gain or loss. Exchange Privileges may be exercised only in those states where Shares may legally be sold, and may be amended or terminated at any time upon sixty (60) days' prior notice to Shareholders.

         The Exchange Privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Excessive exchange transactions may potentially disrupt the management of the Trust and increase transaction costs. Accordingly, in order to prevent excessive use of the Exchange Privilege, the Trust has established a policy of prohibiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during a calendar year.



REDEMPTION OF SHARES

         Shareholders may redeem their Shares without charge, on any day that net asset value is calculated (see "VALUATION OF SHARES"). Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at a Financial Institution. For example, if a Customer has agreed with a Financial Institution to maintain a minimum balance in his or her account with the Financial Institution, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Financial Institution may redeem for and on behalf of the Customer, all or part of the Customer's Shares of a Fund of the Trust to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Transfer Agent, at AmSouth Mutual Funds, 3435 Stelzer Road, Columbus, OH 43219, in order to constitute a valid tender for redemption. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record; and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or wired to a previously designated bank account. There is no charge for having redemption requests mailed to a designated bank account.

REDEMPTION BY TELEPHONE

         A Shareholder may have the payment of redemption requests wired or mailed directly to a domestic financial institution account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following the receipt of a valid request for redemption. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The wire redemption charge is currently $7.00, however, such charge may be reduced by the Transfer Agent. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Trust at (800) 451-8382. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if these procedures are not followed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account.

         During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact the Distributor by telephone, a Shareholder may also mail the redemption request to the Distributor at the address listed above under "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Mail."



PAYMENTS TO SHAREHOLDERS


         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for same day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before 2:00 p.m., Eastern time, on a Business Day or, if the request for redemption is received after 2:00 p.m., Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Trust or the Shareholders of the particular Institutional Money Market Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


         At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Trust may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by wire transfer. The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


          The Trust reserves the right to convert, at net asset value, Class I Shares of any Shareholder to Premier Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Class I Shares of an Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Class I Shares of an Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Premier Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Class I Shares to Premier Shares, the Shareholder will be given notice that the value of the Class I Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" and "VALUATION - Valuation of the Institutional Money Market Funds" in the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940, as amended.



                               DIVIDENDS AND TAXES


         The net income of each Institutional Money Market Fund is declared daily as a dividend to Shareholders of record at the close of business on the day of declaration. Dividends will generally be paid monthly. Distributable net capital gains (if any) will be distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year.

         Each Institutional Money Market Fund will be treated as a separate entity for federal income tax purposes. Each Institutional Money Market Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, an Institutional Money Market Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute their income on a timely basis. Each Institutional Money Market Fund intends to avoid paying federal income and excise taxes by timely distributing all its net income and substantially all its net capital gain income. Shareholders will be advised at least annually as to the character for federal income tax purposes of distributions made during the year.

         The amount of dividends payable with respect to Class I Shares will exceed dividends on Class II Shares, and the amount of dividends on Class II Shares will exceed the dividends on Class III Shares, as a result of the Distribution and Shareholder Services Plan fee of 0.25% applicable to Class II Shares and of 0.50% applicable to Class III Shares.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of each Fund's earnings and profits as determined for tax purposes. Because all of the net investment income of each Institutional Money Market Fund is expected to be interest income, it is anticipated that no distributions will qualify for the dividends received deduction for corporate shareholders. The Institutional Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. Dividends received by a Shareholder that are derived from the Institutional U.S. Treasury Fund's investments in U.S. government obligations may not be eligible for exemption from state and local taxes even though the income on such investments would have been exempt from state and local taxes if the Shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations may not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.


         Additional information regarding federal taxes is contained in the Statement of Additional Information under "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION - Additional Tax Information."

         The foregoing discussion is limited to federal income tax consequences and is based on tax laws and regulations which are in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important tax considerations generally affecting the Institutional Money Market Funds and Shareholders. Potential investors are urged to consult their tax advisors concerning their own tax situations and concerning the application of state and local taxes which may differ from the federal income tax consequences described above.



                       MANAGEMENT OF AMSOUTH MUTUAL FUNDS

TRUSTEES OF THE TRUST

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940, as amended. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):



                                              Position(s) Held                      Principal Occupation
Name and Address                              With the Trust                        During the Past 5 Years
----------------                              --------------                        -----------------------

George R. Landreth*                           Chairman                              From December 1992 to present,
BISYS Fund Services                                                                 employee of BISYS Fund Services,
3435 Stelzer Road                                                                   Limited Partnership; from July
Columbus, Ohio 43219                                                                1991 to December 1992, employee of PNC
                                                                                    Financial Corp.; from October 1984 to
                                                                                    July 1991, employee of The Central Trust
                                                                                    Co., N.A.


Dick D. Briggs, Jr., M.D.                     Trustee                               From September 1989 to present,
459 DER Building                                                                    Emeritus Professor and Eminent Scholar Chair,
1808 7th Avenue South                                                               Univ. of Alabama at Birmingham; from October
UAB Medical Center                                                                  1979 to present, Physician, University of
Birmingham, Alabama 35294                                                           Alabama Health Services Foundation; from 1981 to
                                                                                    1995, Professor and Vice Chairman, Department of
                                                                                    Medicine, University of Alabama at Birmingham
                                                                                    School of Medicine; from June 1988 to October
                                                                                    1992, President, Chief Executive Officer and
                                                                                    Medical Director, University of Alabama Health
                                                                                    Services Foundation


Wendell D. Cleaver                            Trustee                               From September, 1993 to present,
209 Lakewood Drive, West                                                            retired; from December 1988 to
Mobile, Alabama 36608                                                               August, 1993, Executive Vice
                                                                                    President, Chief Operating Officer
                                                                                    and Director, Mobile Gas Service
                                                                                    Corporation

J. David Huber*                               Trustee                               From June 1987 to present,
BISYS Fund Services                                                                 employee of BISYS Fund Services,
3435 Stelzer Road                                                                   Limited Partnership
Columbus, Ohio 43219

Homer H. Turner, Jr.                          Trustee                               From June 1991 to present, retired; until
751 Cary Drive                                                                      June 1991, Vice President, Birmingham
Auburn, Alabama   36830-2505                                                        Division, Alabama Power Company

James H. Woodward, Jr.                        Trustee                               From 1996 to present, Trustee, The
The University of North                                                             Sessions Group; from July 1989 to
  Carolina at Charlotte                                                             present, Chancellor, The
Charlotte, North Carolina  28223                                                    University of North Carolina at
                                                                                    Charlotte; from April 1997 to
                                                                                    present, Trustee BISYS Variable
                                                                                    Insurance Funds; from August 1984
                                                                                    to July 1989, Senior Vice
                                                                                    President, University College,
                                                                                    University of Alabama at
                                                                                    Birmingham

---------------------

             * Indicates an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services, Inc. receives any compensation from the Trust for acting as a Trustee. The officers of the Trust (see the Statement of Additional Information) receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and providing fund accounting services to the Trust. Messrs. Landreth and Huber are executive officers and employees of BISYS Fund Services.

INVESTMENT ADVISOR

         AmSouth is the Advisor of each Fund of the Trust. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of March 31, 1998 of $19.4 billion and operated 270 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of March 31, 1998, AmSouth and its affiliates had over $8.7 billion in assets under discretionary management and provided custody services for an additional $21.6 billion in securities. AmSouth is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

         Subject to the general supervision of the Trust's Board of Trustees and in accordance with the respective investment objectives and restrictions of the Institutional Money Market Funds, the Advisor manages the Institutional Money Market Funds, makes decisions with respect to and places orders for all purchases and sales of their investment securities, and maintains their records relating to such purchases and sales.

         Under an investment advisory agreement between the Trust and the Advisor, the fee payable to the Advisor by each Institutional Money Market Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of twenty one-hundredths of one percent (0.20%) of such Institutional Money Market Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower an Institutional Money Market Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.



ADMINISTRATOR

         ASO Services Company ("ASO") is the administrator for each Fund of the Trust (the "Administrator"). ASO is a wholly owned subsidiary of BISYS. BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.


         The Administrator generally assists in all aspects of the Institutional Money Market Funds' administration and operation. Under a management and administration agreement between the Trust and the Administrator, the fee payable by each Institutional Money Market Fund to the Administrator for administration services is the lesser of (a) a fee computed at the annual rate of ten one-hundredths of one percent (0.10%) of such Institutional Money Market Fund's average daily net assets or (b) such fee as may from time to time be agreed upon by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower an Institutional Money Market Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.


SUB-ADMINISTRATORS


         AmSouth serves as a Sub-Administrator to the Trust. Pursuant to its current agreement with the Administrator, the Sub-Administrator has assumed certain of the Administrator's duties, for which the Sub-Administrator receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (0.10%) of each Institutional Money Market Fund's average daily net assets.


         BISYS Fund Services serves as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS is entitled to compensation as mutually agreed from time to time by it and the Administrator.

DISTRIBUTOR

         BISYS Fund Services acts as the Trust's principal underwriter and distributor (the "Distributor") pursuant to a Distribution Agreement under which shares are sold on a continuous basis.


         Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), Class II Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class II Shares of each Fund; Class III Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Class III Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class II or Class III Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class II or Class III Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class II or Class III Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class II or Class III Shares.

         All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class II Shares or Class III Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class II Shares or Class III Shares. Under the Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.


         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

EXPENSES


         AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for an Institutional Money Market Fund. No Institutional Money Market Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Institutional Money Market Fund; such costs will be borne by the Distributor.

         As a general matter, expenses are allocated to the Class I Shares, Class II Shares and Class III Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class II Shares and Class III Shares other than in accordance with the relative net asset value of the class, are expenses under the Trust's Distribution Plan which relates only to the Class II Shares and Class III Shares.

BANKING LAWS

         AmSouth believes that it possesses the legal authority to perform the investment advisory services for the Institutional Money Market Funds contemplated by its investment advisory agreement with the Trust and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Trust. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which AmSouth could continue to perform such services for the Trust. See "MANAGEMENT OF THE TRUST - Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.



                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES


         The Trust was organized as a Massachusetts business trust on October 1, 1987. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into sixteen series of shares, one for each of the following Funds: the AmSouth Institutional Prime Obligations Fund, the AmSouth Institutional U.S. Treasury Fund, the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, the AmSouth Tax Exempt Fund, the AmSouth Equity Fund, the AmSouth Regional Equity Fund, the AmSouth Bond Fund, the AmSouth Municipal Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Balanced Fund, the AmSouth Government Income Fund, the AmSouth Florida Tax-Free Fund, the AmSouth Capital Growth Fund, the AmSouth Small Cap Fund, and the AmSouth Equity Income Fund. Each Fund, except the AmSouth Florida Tax-Free Fund, is a diversified fund under the Investment Company Act of 1940, as amended. Each Fund has authorized three classes of
Shares: Premier, Classic and Class B Shares, except for the AmSouth Institutional Prime Obligations Fund, the AmSouth Institutional U.S. Treasury Fund, the AmSouth U.S. Treasury Fund and the AmSouth Tax-Exempt Fund. The AmSouth U.S. Treasury Fund and the AmSouth Tax-Exempt Fund have authorized two classes of Shares: Premier and Classic Shares. However, Class B Shares are not currently offered in the AmSouth Limited Maturity Fund, the AmSouth Government Income Fund, the AmSouth Florida Tax-Free Fund, and the AmSouth Municipal Bond Fund. The AmSouth Institutional Prime Obligations Fund and the AmSouth Institutional U.S. Treasury Fund have authorized three classes of Shares: Class I Shares, Class II Shares and Class III Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, as amended, shares shall be voted by individual series or class, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, (iii) when matters pertain to the Shareholder Servicing Plan, and (iv) when matters pertain to the Distribution Plan.


         Overall responsibility for the management of the Trust is vested in the Board of Trustees. See "MANAGEMENT OF AmSouth Mutual Funds - Trustees of the Trust." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Trust and Massachusetts law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.



CUSTODIAN

         AmSouth serves as custodian for the Trust ("Custodian"). Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee.

TRANSFER AGENT AND FUND ACCOUNTING

         BISYS Fund Services, Inc. serves as transfer agent for and provides fund accounting services to the Trust.

PERFORMANCE INFORMATION


         From time to time, the Institutional Money Market Funds' annualized "yield" and "effective yield" and total return may be presented in advertisements and sales literature.

         The "yield" of an Institutional Money Market Fund is based upon the income earned by the Institutional Money Market Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of an Institutional Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Fund and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

         Total return is calculated for the past year, five years (if applicable) and the period since the establishment of an Institutional Money Market Fund. Average annual total return is measured by comparing the value of an investment in an Institutional Money Market Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         Yield, effective yield, tax-equivalent yield and total return will be calculated separately for each Class of Shares. The yield and total return for Class I Shares will be higher than that of the Class II Shares for the same period as a result of the Distribution and Shareholder Services Plan fee of 0.25% applicable to Class II Shares. The yield and total return for Class II Shares will be higher than that of the Class III Shares for the same period as a result of the Distribution and Shareholder Services Plan fee of 0.25% applicable to Class II Shares and 0.50% applicable to Class III Shares.

         Investors may also judge the performance of each Institutional Money Market Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's MONEY FUND REPORT. Comparisons may also be made to indices or data published in Money Magazine,

Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.


         Information about performance of an Institutional Money Market Fund is based on the Institutional Money Market Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment is generally a function of portfolio quality and maturity, type of investments and operating expenses. Yields and total return of each Institutional Money Market Fund will fluctuate. Any fees charged by the Financial Institutions to their Customers in connection with investment in a Institutional Money Market Fund are not reflected in the Fund's performance information.


MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         Inquiries regarding the Trust may be directed in writing to the AmSouth Mutual Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by calling toll free (800) 451-8382.

INVESTMENT ADVISOR
AmSouth Bank
1901 Sixth Avenue North
Birmingham, AL  35203

DISTRIBUTOR
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH  43219

ADMINISTRATOR
ASO Services Company
3435 Stelzer Road
Columbus, OH  43219

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street,  N.W.
Suite 800 East
Washington, DC  20005-3333

TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH  43219

AUDITORS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH  43215

TABLE OF CONTENTS


                                                               Page
                                                               ----

Fee Table ..................................................
 Investment Objectives and Policies.........................
Investment Restrictions.....................................
Valuation of Shares.........................................
How to Purchase and Redeem  Shares..........................
Dividends and Taxes.........................................
Management of The AmSouth Mutual Fund.......................
General Information



     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              AMSOUTH MUTUAL FUNDS




                                  AmSouth Bank
                               Investment Advisor





                        INSTITUTIONAL MONEY MARKET FUNDS





                              AMSOUTH MUTUAL FUNDS
                                NOT FDIC INSURED




                        BISYS FUND SERVICES, DISTRIBUTOR














                    This Prospectus is dated ________, 1998.

------------------ COMPARISON OF FOOTERS ------------------


-FOOTER 1-
 7044769.02/PEA26


-FOOTER 2-
-1-

This redlined draft, generated by CompareRite - The Instant Redliner, shows the differences between - original document : G:\DOCSOPEN\PROGS\WASH1\AALBERTE\7047533.02 and revised document: G:\DOCSOPEN\PROGS\WASH1\AALBERTE\7044769.02

CompareRite found  320 change(s) in the text
CompareRite found    1 change(s) in the notes

Deletions appear as a bold
Additions appear as bold+dbl underlined text

                               AmSouth Equity Fund
                          AmSouth Regional Equity Fund
                              AmSouth Balanced Fund
                           AmSouth Capital Growth Fund
                             AmSouth Small Cap Fund
                           AmSouth Equity Income Fund
                                AmSouth Bond Fund
                          AmSouth Limited Maturity Fund
                         AmSouth Government Income Fund
                           AmSouth Municipal Bond Fund
                          AmSouth Florida Tax-Free Fund
                         AmSouth Prime Obligations Fund
                           AmSouth U.S. Treasury Fund
                             AmSouth Tax Exempt Fund


         The information required by Items 10 through 23 for the above-referenced investment portfolios of the AmSouth Mutual Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 26, 1997.

CROSS REFERENCE SHEET

Part B

Form N-1A Item No.                                    Caption
------------------                                    -------

10.  Cover Page                                       Cover Page

11.  Table of Contents                                Table of Contents

12.  General Information and History                  Additional Information - Description of Shares

13.  Investment Objectives and Policies               Investment Objectives and Policies

14.  Management of the Trust                          Management of the Trust

15.  Control Persons and Principal
      Holders of Securities                           Miscellaneous

16.  Investment Advisory and
      Other Services                                  Management of the Trust

17.  Brokerage Allocation                             Management of the Trust

18.  Capital Stock and Other
      Securities                                      Valuation; Additional Purchase and Redemption
                                                      Information; Management of the Trust;
                                                      Redemptions; Additional Information

19.  Purchase, Redemption and Pricing
      of Securities Being Offered                     Valuation; Additional Purchase and Redemption
                                                      Information; Management of the Trust

20.  Tax Status                                       Additional Purchase and Redemption Information

21.  Underwriters                                     Management of the Trust

22.  Calculation of Performance Data                  Performance Information

23.  Financial Statements                             Financial Statements

                              AMSOUTH MUTUAL FUNDS

                      Statement of Additional Information


                                _________, 1998


                               -----------------


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the AmSouth Institutional Prime Obligations Fund and the AmSouth Institutional U.S. Treasury Fund (each a "Fund" and collectively the "Funds"), dated __________, 1998. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. A copy of the Funds' Prospectus may be obtained by writing to AmSouth Mutual Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by telephoning toll free (800) 451-8382.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----



AMSOUTH  INSTITUTIONAL MONEY MARKET FUNDS........................... 1

INVESTMENT OBJECTIVES AND POLICIES.................................. 2
    Additional Information on Portfolio Instruments................. 2
    Investment Restrictions......................................... 6
    Additional Investment Restrictions.............................. 7
     Portfolio Turnover............................................. 7

 VALUATION.........................................................  8

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................  9
    Purchase of Shares.............................................  9
    Matters Affecting Redemption...................................  9
    Additional Tax Information..................................... 10

MANAGEMENT OF THE TRUST............................................ 12
    Officers ...................................................... 12
    Investment Advisor............................................. 13
    Portfolio Transactions......................................... 17
    Glass-Steagall Act............................................. 19
    Administrator.................................................. 20
    Expenses ...................................................... 21
    Sub-Administrators............................................. 22
    Distributor.................................................... 22
    Custodian...................................................... 23
    Transfer Agent and Fund Accounting Services.................... 23
    Auditors ...................................................... 24
    Legal Counsel.................................................. 24

PERFORMANCE INFORMATION............................................ 24
     Yields of the Institutional Money Market Funds ................25
    Calculation of Total Return.................................... 25
    Performance Comparisons........................................ 26

ADDITIONAL INFORMATION............................................. 27
    Organization and Description of Shares......................... 27
    Shareholder Liability.......................................... 28

FINANCIAL STATEMENTS............................................... 32

APPENDIX........................................................... 33

                       STATEMENT OF ADDITIONAL INFORMATION

                    AMSOUTH INSTITUTIONAL MONEY MARKET FUNDS

         AmSouth Mutual Funds (the "Trust") is an open-end management investment company. The Trust consists of sixteen series of units of beneficial interest ("Shares"), each representing interests in one of sixteen separate investment portfolios (each a "Fund"). This Statement of Additional Information relates to two of these Funds: the AmSouth Institutional Prime Obligations Fund (the "Institutional Prime Obligations Fund") and the AmSouth Institutional U.S. Treasury Fund (the "Institutional U.S. Treasury Fund," and these two Funds being collectively referred to as the "Institutional Money Market Funds"). The Trust's other fourteen Funds, which are offered through separate prospectuses and have a separate Statement of Additional Information, are: the AmSouth Prime Obligations Fund (the "Prime Obligations Fund"), the AmSouth U.S. Treasury Fund (the "U.S. Treasury Fund"), the AmSouth Tax Exempt Fund (the "Tax Exempt Fund" and, collectively, with the Prime Obligations Fund and the U.S. Treasury Fund, the "Money Market Funds"), the AmSouth Equity Fund (the "Equity Fund"), the AmSouth Regional Equity Fund (the "Regional Equity Fund"), the AmSouth Balanced Fund (the "Balanced Fund"), the AmSouth Capital Growth Fund (the "Capital Growth Fund"), the AmSouth Small Cap Fund (the "Small Cap Fund"), and the AmSouth Equity Income Fund (the "Equity Income Fund" and, collectively with the Equity Fund, the Regional Equity Fund, the Balanced Fund, the Capital Growth Fund, and the Small Cap Fund, the "Capital Appreciation Funds"), the AmSouth Bond Fund (the "Bond Fund"), the AmSouth Limited Maturity Fund (the "Limited Maturity Fund"), the AmSouth Government Income Fund (the "Government Income Fund") the AmSouth Municipal Bond Fund (the "Municipal Bond Fund"), and the AmSouth Florida Tax-Free Fund (the "Florida Fund" and , collectively with the Bond Fund, the Limited Maturity Fund, the Government Income Fund and the Municipal Bond Fund , the "Income Funds," and the Florida Fund and the Municipal Bond Fund sometimes collectively referred to herein as the "Tax-Free Funds.")

         The Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund offer three classes of Shares: Class I Shares, Class II Shares and Class III Shares. Some of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives, restrictions and policies of each Fund of the Trust as set forth in the respective Prospectus for that Fund.


High Quality Investments With Regard to Institutional Money Market Funds. As noted in the Prospectus for the Institutional Money Market Funds, each Fund may invest only in obligations determined by AmSouth Bank, Birmingham, Alabama ("AmSouth") the investment advisor to the Trust ("Advisor") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

         With regard to the Institutional Prime Obligations Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two NRSROs; or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. For purposes of this investment limitation, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the Institutional Prime Obligations Fund are hereinafter referred to as "Eligible Securities.")


         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.


         The Institutional Prime Obligations Fund will not invest more than 5% of its total assets in the securities of any one issuer, except that the Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Trustees and in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.


         Bankers' Acceptances and Certificates of Deposit. The Institutional Prime Obligation Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


         Commercial Paper. The Institutional Prime Obligations Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

          The Institutional Prime Obligations Fund may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Institutional Prime Obligations Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. The Institutional Prime Obligations Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CTDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.


         Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


         Reverse Repurchase Agreements. As discussed in the Prospectus, the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place assets consisting of U.S. government securities or other liquid high quality debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. Government Obligations. The Institutional U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. The Institutional Prime Obligations Fund may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal.




Investment Restrictions

         The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding voting Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses).


         None of the Institutional Money Market Funds may:


         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by the Institutional Prime Obligations Fund, in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded );

         3. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Institutional Prime Obligations Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to each such Fund, immediately after such purchase, the Institutional Prime Obligations Fund, does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Institutional Prime Obligations Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Institutional Prime Obligations Fund) having an aggregate value in excess of 10% of the value of the Institutional Prime Obligations Fund's total assets;


         4. Invest in any issuer for purposes of exercising control or management;

         5. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment advisor owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; and

         6. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.


         The Institutional Money Market Funds may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The Institutional Money Market Funds may not write or purchase put or call options.


         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Additional Investment Restrictions

         The following investment restriction is non-fundamental and may be changed by a vote of the majority of the Board of Trustees: No Fund will invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

Portfolio Turnover


         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Institutional Money Market Funds is expected to be zero percent for regulatory purposes.




         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares . The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders.


                                    VALUATION


         As indicated in the Prospectus, the net asset value of each Institutional Money Market Fund is determined and the Shares of each Fund are priced as of 2:00 p.m. and 4:00 p.m., Eastern time (the "Valuation Times") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

          The Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Institutional Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Institutional Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.




                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each of the Trust's Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at or AmSouth or financial institutions that provide certain support services for their customers or account holders ("Financial Institutions"). Customers purchasing Shares of the Trust may include officers, directors, or employees of AmSouth or AmSouth's correspondent banks.

Purchase of Shares


         As stated in the Prospectus, the public offering price of the Class I, Class II, and Class III Shares is their net asset value per Share , as next computed after an order is received.


Matters Affecting Redemption

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation " above.

Additional Tax Information


         It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By following such policy, the Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its taxable net investment company income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In addition, until the start date of the Fund's first tax year , the Fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to quality as a regulated investment company. This 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months and to engage in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from the previous year. For the foregoing purposes, a Fund is treated as having distributed the sum of (i) the deduction for dividends paid (defined in Section 561 of the Code) during such calendar year, and (ii) any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund did not meet the 98% thresholds, the Fund would be subject to the 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."


         A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997 (the "1997 Act").

         The Funds each expect to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         However, if for any taxable year the Funds do not qualify for the special federal tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to their Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.


         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.





                             MANAGEMENT OF THE TRUST

Officers

         The officers of each Fund of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                             Position(s) Held              Principal Occupation
 Name and Address            With the Trust                During Past 5 Years
 ----------------            --------------                -------------------

George R. Landreth           Chairman and Vice President   From December 1992 to present, employee of
                                                           BISYS Fund Services, Limited Partnership;
                                                           from July 1991 to December 1992, employee
                                                           of PNC Financial Corp.; from October 1984
                                                           to July 1991, employee of The Central
                                                           Trust Co., N.A.

 Walter B. Grimm             Vice President                From June, 1992 to present, employee of
                                                           BISYS Fund Services, Limited Partnership;
                                                           from 1990 to 1992, President and CEO,
                                                           Security Bancshares; from July, 1981 to
                                                           present, President of Leigh Investments
                                                           Consulting (investments firm).

 Chuck Booth                 Treasurer                     From 1991 to present, employee of BISYS
                                                           Fund Services Limited Partnership.

 John F. Calvano             President                     From October, 1994  to present, employee
                                                           of BISYS Fund Services; from September
                                                           1994 to March 1997, Independent
                                                           Consultant; from April 1975 to September
                                                           1994, employee of Federated Investors, Inc.

  Robin Thomas               Secretary                     From May, 1997 to present, employee of
                                                           BISYS

                                                           Fund Services Limited Partnership; from
                                                           April 1989 to May 1997, employee of AmSouth Bank.

  James L. Smith             Assistant Secretary           From  October, 1996 to present, employee
                                                           of BISYS Fund Services Limited Partnership;
                                                           From June, 1994 to October, 1996, Director
                                                           of Legal and Compliance , ALPS Mutual Fund
                                                           Services, Inc.

 Alaina V. Metz              Assistant Secretary           From  June, 1995 to present, Chief
                                                           Administrator, Administrative and
                                                           Regulatory Services, BISYS Fund Services,
                                                           Limited Partnership; from May, 1989 to
                                                           June, 1995, Supervisor, Mutual Fund Legal
                                                           Department, Alliance Capital Management.




         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Booth, Calvano, Landreth, Grimm, and Smith and Mme. Thomas and Metz are employees of BISYS Fund Services, Limited Partnership.

                              COMPENSATION TABLE 1


                                                Pension or
                                                Retirement                                      Total
                         Aggregate              Benefits               Estimated                Compensation
                         Compensation           Accrued                Annual                   from AmSouth
Name of                  from AmSouth           As Part of             Benefits Upon            Mutual Funds
Position                  Mutual Funds          Fund Expenses          Retirement               Paid to Trustee
--------                  ------------          -------------          ----------               ---------------

J. David Huber            None                    None                     None                       None

James H.
Woodward, Jr.             12,239                  None                     None                       12,239

Homer H.
Turner                    10,591                  None                     None                       10,591

Wendell D.
Cleaver                   11,806                  None                     None                       11,806

Dick D. Briggs,
Jr., M.D.                 10,420                  None                     Name                       10,420




1 Figures are for the Trust's fiscal year ended July 31, 1997.



Investment Advisor

         Investment advisory and management services are provided to the Money Market Funds, the Institutional Money Market Funds, the Capital Appreciation Funds and the Income Funds (except the Limited Maturity Fund) by the Advisor pursuant to the Investment Advisory Agreement dated as of August 1, 1988, as amended (the "First Investment Advisory Agreement"). Investment advisory and management services are provided to the Limited Maturity Fund by the Advisor pursuant to the Investment Advisory Agreement dated as of January 20, 1989, as amended (the "Second Investment Advisory Agreement"). The First Investment Advisory Agreement and the Second Investment Advisory Agreement are collectively referred to as the "Advisory Agreements."

         In selecting investments for each of the Capital Appreciation Funds (except for the Equity Income Fund, Capital Growth Fund and Small Cap Fund), the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

         In selecting investments for each of the Income Funds and the Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.


         Under the Advisory Agreements, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Obligations Fund -forty one-hundredths of one percent (0.40%) annually; the U.S. Treasury Fund - forty one-hundredths of one percent (0.40%) annually; the Institutional Prime Obligations Fund - twenty one-hundredths of one percent (0.20%) annually; the Institutional U.S. Treasury Fund - twenty one-hundredths of one percent (0.20%) annually; the Equity Fund - eighty one-hundredths of one percent (0.80%) annually; the Regional Equity Fund
- eighty one-hundredths of one percent (0.80%) annually; the Tax Exempt Fund - forty one-hundredths of one percent (0.40%) annually; the Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Limited Maturity Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; the Government Income Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Florida Fund -sixty-five one-hundredths of one percent (0.65%) annually; the Municipal Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Equity Income Fund - eighty one-hundredths of one percent (0.80%) annually; the Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; and the Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.


         For the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995, the Advisor received $2,366,707, $2,459,885 and $2,184,158, respectively, from the Prime Obligations Fund. For the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995, the Advisor received $1,325,127, $1,588,850 and
$1,245,378, respectively, from the U.S. Treasury Fund. For the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995, the Advisor received $160,785, $133,336 and $125,213 for the Tax Exempt Fund. For the fiscal years ended July 31, 1997, July 31, 1996, and July 31, 1995, investment advisory fees paid to the Advisor reflect voluntary reductions in investment advisory fees of $160,785, $133, 340 and $125,213, respectively, for the Tax Exempt Fund.

         For the fiscal year ended July 31, 1997, the Advisor received $3,733,019, $953,375, $745,426, $247,500, $2,855,190, $41,620, and $156,820 from the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Government Income Fund, and the Florida Fund, respectively. For the period ended July 31, 1997, the

Advisor received $111,117 and $36,130 from the Municipal Bond Fund and the Equity Income Fund, respectively. For the fiscal year ended July 31, 1997, investment advisory fees paid to the Advisor reflect voluntary fee reductions of $224,000, $74,000, $48,000 and $183,000 for the Bond Fund, the Limited Maturity Fund, the Government Income Fund, and the Florida Fund, respectively. For the period ended July 31, 1997, investment advisory fees paid to the Advisor reflect voluntary fee reductions of $70,000 for the Municipal Bond Fund.


         For the fiscal year ended July 31, 1996, the Advisor received $2,706,627, $669,502, $547,123, $292,620, $2,429,049, $52,834 and $146,775 from the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Government Income Fund and the Florida Fund, respectively. For the fiscal year ended July 31, 1996, investment advisory fees paid to the Advisor reflect voluntary fee reductions of $962, $165,186, $87,670, $169,405, $61,522 and $171,316, for the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Government Income Fund and Florida Fund, respectively.


         For the fiscal year ended July 31, 1995, the Advisor received $1,841,031, $478,789, $461,002, $253,511, $1,807,557 and $29,835 from the Equity
Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund, respectively. For the fiscal year ended July 31, 1995, investment advisory fees paid to the Advisor reflect voluntary fee reductions of $3,057, $302, $138,571, $76,328, $259,520 and
$66,952, for the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund. For the period from commencement of operations (September 30, 1994) through July 31, 1995, the Advisor received $124,256 from the Florida Fund, which reflects a voluntary reduction in fees of $111,697.

         Each of the Advisory Agreements provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.


         Unless sooner terminated, the First Investment Advisory Agreement will continue in effect until January 31, 1999 as to each of the Money Market Funds, the Institutional Money Market Funds, the Capital Appreciation Funds, the Tax-Free Funds, the Bond Fund and the Government Income Fund and for successive one-year periods if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of that Fund (as defined under "GENERAL INFORMATION -Miscellaneous" in the respective Prospectus of the Money Market Funds, the Institutional Money Market Funds, the Capital Appreciation Funds and the Income Funds), and a majority of the Trustees who are not parties to the First Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the First Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

         Unless sooner terminated, the Second Investment Advisory Agreement will continue in effect as to the Limited Maturity Fund until January 31, 1999 and for successive one-year periods thereafter if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of the Limited Maturity Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus of the Income Funds), and a majority of the Trustees who are not parties to the Second Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Second Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment advisor including, but not limited to,
(i) descriptions of the advisor's operations; and (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisor's operations.

         AmSouth also serves as Sub-Administrator for the Trust. See "Sub-Administrator" below.

Investment Sub-Advisors


         Investment sub-advisory services are provided to the Equity Income Fund by Rockhaven Asset Management, LLC ("Rockhaven" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated as of March 12, 1997 between the Advisor and Rockhaven ("Sub-Advisory Agreement"). Investment sub-advisory services are provided to the Capital Growth Fund by Peachtree Asset Management ("Peachtree" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated July 31, 1997 between the Advisor and Peachtree ("Sub-Advisory Agreement"). Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass Asset Management, LLC ("Sawgrass" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated as of March 2, 1998 between the Advisor and Sawgrass ("Sub-Advisory Agreement")

         The Sub-Advisors shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which each Sub-Advisory Agreement relates, except that each Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by each Sub-Advisor under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of each Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         Unless sooner terminated, the Sub-Advisory Agreement shall continue with respect to the Equity Income Fund and Small Cap Fund until January 31, 1999 and with respect to the Capital Growth Fund until July 31, 1998, and shall continue in effect for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus of the Capital Appreciation Funds) and a majority of the Trustees who are not parties to each Sub-Advisory Agreement or interested persons (as defined in the 1940
Act) of any party to each Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. This Agreement may be terminated with respect to the Fund by the Trust at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or each Sub-Advisor on 60 days written notice. This Agreement will also immediately terminate in the event of its assignment.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Trust may include descriptions of each investment sub-advisor including, but not limited to, (i) descriptions of each sub-advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to each sub-advisor's operations.

Portfolio Transactions

         Pursuant to the Advisory Agreements, the Advisor or Sub-Advisor determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Institutional Money Market Funds, the Income Funds and the Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of a negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor or Sub-Advisor may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor or Sub-Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor or Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor or Sub-Advisor in carrying out their obligations to the Trust.

         The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, BISYS, the Sub-Advisor, or their affiliates, and will not give preference to AmSouth's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor or Sub-Advisor believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

         During the fiscal year ended July 31, 1997, the Equity Fund paid aggregate brokerage commissions in the amount of $397,271. During the fiscal year ended July 31, 1997, the Regional Equity Fund paid aggregate brokerage commissions in the amount of $98,747. During the fiscal year ended July 31, 1997, the Balanced Fund paid aggregate brokerage commissions in the amount of $145,513. During the period from March 20, 1997 to July 31, 1997, the Equity Income Fund paid aggregate brokerage commissions in the amount of $28,462.

         During the fiscal year ended July 31, 1996, the Equity Fund paid aggregate brokerage commissions in the amount of $265,582. During the fiscal year ended July 31, 1996, the Regional Equity Fund paid aggregate brokerage commissions in the amount of $167,772. During the fiscal year ended July 31, 1996, the Balanced Fund paid aggregate brokerage commissions in the amount of $489,565.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         AmSouth believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreements regarding that Fund and described in the Prospectus of that Fund and this Statement of Additional Information and has so represented in the Advisory Agreement regarding that Fund. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict AmSouth from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by AmSouth, the Board of Trustees of the Trust would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

Administrator

         ASO Services Company ("ASO") serves as administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and Administration Agreement dated as of April 1, 1996 (the "Administration Agreement"). ASO is a wholly-owned subsidiary of BISYS which is a wholly-owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisor under the Sub-Advisory Agreement, those performed by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust).


         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds and the Institutional Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisor under the Sub-Advisory Agreement, those by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Institutional Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of an Institutional Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

Sub-Administrators

         AmSouth is retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and AmSouth. On April 1, 1996, AmSouth entered into an Agreement with ASO as the Sub-Administrator of the Trust. Pursuant to this agreement, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (0.10%) ten one-hundredths of one percent of each Fund's average net assets. For the fiscal year ended July 31, 1997, AmSouth received $1,016,191 with respect to the Trust.


         BISYS is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.

Distributor

         BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of July 16, 1997 (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect until January 31, 1999, and from year to year thereafter if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         A Shareholder Servicing Plan regarding the Classic Shares for the Trust was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Shareholder Servicing Plan (the "Independent Trustees"). The Shareholder Servicing Plan reflects the creation of the Classic Shares, and provides for fees only upon that Class.

         The Shareholder Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Classic Shares of that Fund. The Shareholder Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Shareholder Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund requires the approval of the holders of that Fund's Classic Class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Shareholder Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Shareholder Servicing Plan) indicating the purposes for which such expenditures were made.

         The fee of 0.25% of average daily net assets of the Classic Shares of each Fund payable under the Trust's Shareholder Servicing Plan, to which Classic Shares of each Fund of the Trust are subject, is described in the Classic Shares Prospectuses. For the fiscal year ended

July 31, 1997 BISYS received $11,306 with respect to the Classic Shares of the U.S. Treasury Fund (which reflects a fee reduction of $17,000); $122,328 with respect to the Classic Shares of the Prime Obligations Fund (which reflects a fee reduction of $183,000); and $20,128 with respect to the Classic Shares of the Tax-Exempt Fund (which reflects a fee reduction of $30,000).


         The Shareholder Servicing and Distribution Plan regarding the Class B Shares of the Funds (the "Distribution Plan") was initially approved on March 12, 1997 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan provides for fees only upon the Class B Shares of each Fund, as described in the Class B Shares Prospectuses.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class B Shares. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Custodian

         AmSouth serves as custodian of the Trust pursuant to a Custodial Services Agreement with the Trust (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments.


Transfer Agent and Fund Accounting Services


         BISYS Fund Services, Inc. ("Transfer Agent") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly-owned subsidiary of The BISYS Group, Inc.

         The Transfer Agent also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Transfer Agent receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, plus out-of-pocket expenses, subject to a minimum annual fee of $40,000 for each tax exempt fund and $30,000 for each taxable Fund and the Money Market Funds may be subject to an additional fee of $10,000 for each Class.

Auditors

         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

Legal Counsel

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005-3333 are counsel to the Trust.


                             PERFORMANCE INFORMATION

General

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.


Yields of the Institutional Money Market Funds

         As summarized in the Prospectus of the Institutional Money Market Funds under the heading "Performance Information," the "yield" of each of those Funds for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by

365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.


         The yield and effective yield of the Institutional Money Market Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


Calculation of Total Return

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

Performance Comparisons

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

All Funds. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Customers.

                             ADDITIONAL INFORMATION

Organization and Description of Shares


         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988 and to "AmSouth Mutual Funds" as of August 19, 1993 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has sixteen series of Shares which represent interests in the Prime Obligations Fund, the U.S. Treasury Fund, the Institutional Prime Obligations Fund, the Institutional U.S. Treasury Fund, the Tax Exempt Fund, the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Municipal Bond Fund, the Government Income Fund, the Florida Fund, the Capital Growth Fund, the Small Cap Fund, and the Equity Income Fund. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


         As described in the text of the Prospectuses following the caption "GENERAL INFORMATION -- Description of the Trust and its Shares," Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when matters pertain to the Shareholder Servicing Plan, and (iv) when matters pertain to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding voting Shares of the Trust and filed with the Trust's custodian or by vote of the holders of two-thirds of the outstanding voting Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding voting Shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder Liability

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.


         As of May 8, 1998, the trustees and officers of the Trust, as a group, owned less than 1% of the Premier Shares, the Classic Shares and of the Class B Shares of any of the Prime Obligations Fund, the U.S. Treasury Fund and the Tax Exempt Fund, and of the Equity Fund, the Regional Equity Fund, the Tax Exempt Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Municipal Bond Fund, the Government Income Fund, the Florida Fund, and the Equity Income Fund.

         As of May 11, 1998, AmSouth, 1901 Sixth Avenue North, Birmingham, Alabama 35203, was the Shareholder of record of 91.33% of the outstanding voting Shares of the Premier Shares of the Prime Obligations Fund, 97.42% of the outstanding voting Shares of the Premier Shares of the U.S. Treasury Fund, 99.99% of the outstanding voting Shares of the Premier Shares of the Tax Exempt Fund, 95.12% of the outstanding voting Shares of the Premier Shares of the Equity Fund, 94.39% of the outstanding voting Shares of the Premier Shares of the Regional Equity Fund, 95.27% of the outstanding voting Shares of the Premier Shares of the Bond Fund, 98.44% of the outstanding voting Shares of the Premier Shares of the Limited Maturity Fund, 98.46% of the outstanding voting Shares of the Premier Shares of the Balanced Fund, 96.57% of the outstanding voting Shares of the Premier Shares of the Florida Fund, 99.99% of the outstanding voting Shares of the Premier Shares of the Government Income Fund, 99.22% of the outstanding voting Shares of the Premier Shares of the Municipal Bond Fund,
98.35 % of the outstanding voting Shares of the Premier Shares of the Equity Income Fund , 95.72% of the outstanding voting Shares of the Premier Shares of the Capital Growth Fund and 100.00% of the
         outstanding voting Shares of the Premier Shares of the Small Cap Fund. Under the 1940 Act, AmSouth may be deemed to be a controlling person of the Premier Class of the Prime Obligations Fund, the Premier Class of the U.S. Treasury Fund, the Premier Class of the Tax Exempt Fund, the Premier Class of the Equity Fund, the Premier Class of the Regional Equity Fund, the Premier Class of the Bond Fund, the Premier Class of the Limited Maturity Fund, the Premier Class of the Balanced Fund, the Premier Class of the Municipal Bond Fund, the Premier Class of the Government Income Fund, the Premier Class of the Florida Fund, the Premier Class of the Equity Income Fund, the Premier Class of the Capital Growth Fund and the Premier Class of the Small Cap Fund. The ultimate parent of AmSouth is AmSouth Bancorporation.

         As of May 11, 1998 National Financial Services Corporation, One World Financial Center, 200 Liberty Street, New York, New York 10281, was the Shareholder of record of 99.06% of the outstanding voting Shares of the Classic Shares of the Prime Obligations Fund, 85.71 % of the outstanding Shares of the Classic Shares of the U.S. Treasury Fund, 91.78 % of the outstanding voting Shares of the Classic Shares of the Tax Exempt Fund, 18.04% of the Government Income Fund, 19.08% of the outstanding voting Shares of the Classic Shares of the Bond Fund, 49.13 % of the outstanding voting Shares of the Classic Shares of the Limited Maturity Fund, 32.23 %of the outstanding voting Shares of the Classic Shares of the Municipal Bond Fund, 80.84% of the outstanding voting Shares of the Classic Shares of the Florida Fund, 36.18% of the outstanding voting Shares of the Classic Shares of the Capital Growth Fund, 49.63% of the outstanding voting Shares of the Classic Shares of the Small Cap Fund, 86.47% of the outstanding voting Shares of the Class B Shares of the Bond Fund, 6.79% of the outstanding voting Shares of the Class B Shares of the Regional Equity Fund and 18.26% of the outstanding voting Shares of the Class B Shares of the Small Cap Fund.

         The following table indicates each additional person known by the group to own beneficially 5% or more of the Shares of a Fund of the Trust as of May 11, 1998:

                      U.S. Treasury Fund -- Classic Shares

                                    Number of
Name and Address                    Shares                    Percentage
----------------                    ------                    ----------

Association of Edison              852,328.960                  12.86%
  Illumination
600 18th Street North
Birmingham, AL 35291

                          Equity Fund - Classic Shares

                                    Number of
Name and Address                    Shares                    Percentage
----------------                    ------                    ----------

National Bank of Commerce           208,401.822               7.26%
TRST Maynard Cooper
PO Box 10686
Birmingham, AL  35202-0686

                     Limited Maturity Fund - Classic Shares

                                    Number of
Name and Address                    Shares                    Percentage
----------------                    ------                    ----------

Morgan Keegan CF Inc.               28,704.275                6.90%
Robert P. Hall DMD SEP IRA
19493 Scenic HWY 98
Fairhope, AL  36532

                      Municipal Bond Fund - Classic Shares

                                    Number of
Name and Address                    Shares                    Percentage
----------------                    ------                    ----------

Sterne Agee Leach Inc.              13,428.891                5.38%
AC 2432-0915
CMT Plaza Suite 100B
813 Shades Creek Parkway
Birmingham, AL  35209

Lynspen & Company                   71,869.217                28.79%
PO Box 2554
Birmingham, AL  35290

JC Bradford Co. Cust. FBO           13,176.907                5.28%
Janet Haynes Findlay Revocable
330 Commerce St.
Nashville, TN  37201-1899

Sterne Agee Leach Inc.              17,980.206                7.20%
AC 8102-3199
CMT Plaza Suite 10B
813 Shares Creek Parkway
Birmingham, AL  35209

                     Prime Obligations Fund - Class B Shares

                                    Number of
Name and Address                    Shares                    Percentage
----------------                    ------                    ----------

BISYS Fund Services                 10.00                     100.00%
3435 Stelzer Road
Columbus, OH  43219


         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


         The Independent Accountant's Report for the year ended July 31, 1997 and the Financial Statements for the AmSouth Mutual Funds for the period ended July 31, 1997 are all incorporated by reference to the Annual and Semi-Annual Reports of the AmSouth Mutual Funds, dated as of such dates, which have been previously sent to Shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of each such report may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephone toll-free at 800-451-8382.

                                    APPENDIX

         Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B is regarded as having only speculative capacity for timely payment. Commercial paper rated C is assigned to short-term debt obligations with a doubtful capacity for payment. Commercial paper rated D represents an issue in default or when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes such payments will be made during such grace period.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Commercial paper rated F-1 by Fitch Information Service ("Fitch") is regarded as having a very strong degree of assurance for timely payments. Commercial paper rated F-2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but that margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. Commercial paper rated F-3 has an adequate degree of assurance for timely payment but near-term adverse changes could cause these securities to be rated below investment grade. Issues rated F-S have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

Corporate Debt and State and Municipal Bond Ratings.

         Standard & Poor's Corporation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in the higher rated categories.

         BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

         CC -- The rating "CC" is currently highly vulnerable to nonpayment.

         C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         To provide more detailed indications of credit quality, the ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         Moody's Investor Services. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa are considered medium-grade obligations; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Other Ratings of Municipal Obligations

         The following summarizes the two highest ratings used by Moody's ratings for state and municipal short-term obligations. Obligations bearing MIG-1 and VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated "MIG-2" or "VMIG-2" denote high quality with ample margins of protection although not so large as in the preceding rating group.

         S&P SP-1 and SP-2 municipal note rating (the two highest ratings assigned) are described as follows:

         "SP-1" Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         "SP-2" Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

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-FOOTER 1-
B-1

-FOOTER 2-
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                                      B-38

This redlined draft, generated by CompareRite - The Instant Redliner, shows the differences between - original document : G:\DOCSOPEN\PROGS\WASH1\AALBERTE\7047437.03 and revised document: G:\DOCSOPEN\PROGS\WASH1\AALBERTE\7053572.02

CompareRite found  282 change(s) in the text
CompareRite found    2 change(s) in the notes

Deletions appear as a bold
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                                      B-39

                    Part C of Post-Effective Amendment No. 26
                                       to
                             Registration Statement
                                       of
                              AMSOUTH MUTUAL FUNDS


PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)     Financial Statements.

             Included in Part A:

             -- The "Financial Highlights" have been incorporated by reference to Part A of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 26, 1997.

             Included in Part B:

             The financial statements have been incorporated by reference to Part B of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 26, 1997:

     (b)     Exhibits:

                       (1) Amended Declaration of Trust, dated as of June 25, 1993 and filed on August 19, 1993 -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on
                              Form N-1A (File No. 33-21660).

                       (2)    (a)    By-laws -- incorporated by reference to
                                     the Registrant's initial Registration
                                     Statement on Form N-1A (File No. 33-21660).

                              (b) Amendment No. 1 to By-laws -- incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                       (3)    None.

                       (4)    (a)    Article III, Sections 4 and 5;
                                     Article IV, Sections 1 and 6; Article V;
                                     Article VIII, Section 4; and Article IX,
                                     Sections 1,

                                     4 and 7 of the Amended Declaration of
                                     Trust -- incorporated by reference to
                                     Post-Effective Amendment No. 11 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (b) Article 11 of the By-laws -- incorporated by reference to the Registrant's initial Registration Statement on Form N-1A (File No. 33-21660).

                              (c)    Amendment No. 1 to By-laws --
                                     incorporated by reference to
                                     Post-Effective Amendment No. 3 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                       (5)    (a)    Investment Advisory Agreement dated as of
                                     August 1, 1988 between the Registrant and
                                     AmSouth Bank N.A. -- incorporated by
                                     reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (b) Amendment No. 1 dated as of December 5, 1989 to Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank N.A. -- incorporated by reference to
                                     Post-Effective Amendment No. 4 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (c) Amended Schedule A dated March 17, 1998 to the Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank, N.A. is filed herewith.

                              (d) Investment Advisory Agreement between the Group and AmSouth Bank N.A. dated as of January 20, 1989 with respect to The ASO Outlook Group Limited Maturity Fund -- incorporated by reference to
                                     Post-Effective Amendment No. 2 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (e) Amendment No. 1 dated as of December 5, 1989 to the Investment Advisory Agreement dated as of January 20, 1989 between the Registrant and AmSouth Bank, N.A. -- incorporated by reference to
                                     Post-Effective Amendment No. 4 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (f) Investment Sub-Advisory Agreement dated as of March 12, 1997 between AmSouth Bank and Rockhaven Asset Management -- incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on July 3, 1997 on Form N-1A
                                     (File No. 33-21660).

                              (g) Investment Sub-Advisory Agreement dated July 31, 1997 between AmSouth Bank and Peachtree Asset Management -- incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on November 26, 1997 on Form N-1A (File No. 33-21660).

                              (h) Investment Sub-Advisory Agreement dated as of March 2, 1998 between AmSouth Bank and Sawgrass Asset Management, LLC is filed herewith.

                      (6)     (a)    Distribution Agreement dated as of
                                     July 16, 1997 between the Registrant and
                                     BISYS Fund Services, Limited Partnership is incorporated by reference to Exhibit
                                     6(a) of Post-Effective Amendment No. 24
                                     to the Registrant's Registration
                                     Statement filed on August 27, 1997 on
                                     Form N-1A (File No. 33-21660).

                              (b) Amended Schedules A, B and D dated March 17, 1998 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership are filed herewith.

                              (c)    Dealer Agreement between The Winsbury
                                     Company and AmSouth Investment Services,
                                     Inc. -- incorporated by reference to
                                     Post-Effective Amendment No. 5 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (d)    Dealer Agreement between The Winsbury
                                     Company and National Financial Services
                                     Corporation -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (e)    Dealer Agreement between The Winsbury
                                     Company and AmSouth Bank N.A. --
                                     incorporated by reference to
                                     Post-Effective Amendment No. 5 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                       (7)    None.

                       (8)    (a)    Custodian Agreement dated as of April 17,
                                     1997 between the Registrant and AmSouth
                                     Bank -- incorporated by reference to
                                     Exhibit 8(a) to Post-Effective Amendment
                                     No. 23 to the Registrant's Registration
                                     Statement filed on July 3, 1997 on Form
                                     N-1A (File No. 33-21660).

                              (b) Amended Schedule A dated March 17, 1998 to the Custodian Agreement between the Registrant and AmSouth Bank is filed herewith.

                       (9)    (a)    Management and Administration
                                     Agreement dated as of April 1, 1996
                                     between the Registrant and ASO Services
                                     Company -- incorporated by reference to
                                     Post-Effective Amendment No. 19 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (b) Amended Schedule A dated March 17, 1998 to the Management and Administration Agreement between the Registrant and ASO Services Company is filed herewith.

                              (c) Sub-Administration Agreement between ASO Services Company and AmSouth Bank -- incorporated by reference to
                                     Post-Effective Amendment No. 19 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (d) Form of Amended Schedules A and B to the Sub-Administration Agreement between ASO Services Company and AmSouth Bank are filed herewith.

                              (e) Sub-Administration Agreement between ASO Services Company and BISYS Fund Services, LP -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (f)    Amended Schedules A and B to the
                                     Sub-Administration Agreement between ASO
                                     Services Company and BISYS Fund Services,
                                     LP are filed herewith.

                              (g) Transfer Agency and Shareholder Service Agreement dated as of July 16, 1989, between the Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) - is incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (h) Amended Schedule A dated March 17, 1998 to the Transfer Agency and Shareholder Services Agreement between Registrant and BISYS Fund Services, Inc. is filed herewith.

                              (i)    Fund Accounting Agreement dated as of
                                     April 1, 1996 between the Registrant and
                                     BISYS Fund Services -- incorporated by
                                     reference to Post-Effective Amendment No.
                                     19 to the Registrant's Registration
                                     Statement on Form N-1A (File No.
                                     33-21660).

                      (10)    Opinion of Ropes & Gray is filed herewith.

                      (11)    (a)    Consent of Coopers & Lybrand L.L.P. is
                                     filed herewith.

                              (b)    Consent of Ropes & Gray is filed herewith.

                      (12)    None.

                      (13)    (a)    Purchase Agreement between the
                                     Registrant and Winsbury Associates
                                     incorporated by reference to
                                     Post-Effective Amendment No. 1 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (b) Purchase Agreement between the Registrant and Winsbury Associates dated October 31, 1991 incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (c) Purchase Agreement between the Registrant and Winsbury Associates relating to the Alabama Tax-Free Fund and the Government Income Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (d) Purchase Agreement between the Registrant and Winsbury Service Corporation relating to the Florida Tax-Free Fund is incorporated by reference to
                                     Post-Effective Amendment No. 13 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                      (14)    None.

                      (15)    None.

                      (16)    (a)    Performance Calculation Schedules are
                                     incorporated by reference to
                                     Post-Effective Amendment No. 16 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (File No. 33-21660).

                              (b) Performance Calculation Schedules for the Municipal Bond Fund and Equity Income Fund are incorporated by reference to
                                     Exhibit 16(b) to Post-Effective Amendment
                                     No. 24 to the Registrant's Registration
                                     Statement filed on August 27, 1997 on
                                     Form N-1A (File No. 33-21660).

                              (c) Performance Calculation Schedule for the Capital Growth Fund is incorporated by reference to Exhibit 16(c) to
                                     Post-Effective Amendment No. 24 to the
                                     Registrant's Registration Statement filed on August 27, 1997 on Form N-1A (File No. 33-21660).

                      (17)    (a)    Financial Data Schedule for the Classic
                                     Shares of the AmSouth Municipal Bond Fund, for the period August 1, 1997 to October
                                     31, 1997, is filed herewith.

                              (b) Financial Data Schedule for the Premier Shares of the AmSouth Municipal Bond Fund, for the period August 1, 1997 to October 31, 1997, is filed herewith.

                              (c) Financial Data Schedule for the Class B Shares of the AmSouth Capital Growth Fund is filed herewith.

                              (d) Financial Data Schedule for the Classic Shares of the AmSouth Capital Growth Fund is filed herewith.

                              (e) Financial Data Schedule for the Premier Shares of the AmSouth Capital Growth Fund is filed herewith.

                              (f) Financial Data Schedule for the AmSouth Florida Tax-Free Fund is filed herewith.

                              (g) Financial Data Schedule for the Classic Shares of the AmSouth Prime Obligations Fund is filed herewith.

                              (h) Financial Data Schedule for the Premier Shares of the AmSouth Prime Obligations Fund is filed herewith.

                              (i) Financial Data Schedule for the AmSouth Municipal Bond Fund for the period from July 1, 1997 through July 31, 1997 is filed herewith.

                              (j) Financial Data Schedule for the AmSouth Equity Income Fund is filed herewith.

                              (k) Financial Data Schedule for the Classic Shares of the AmSouth U.S. Treasury Fund is filed herewith.

                              (l) Financial Data Schedule for the Premier Shares of the AmSouth U.S. Treasury Fund is filed herewith.

                              (m) Financial Data Schedule for the AmSouth Bond Fund is filed herewith.

                              (n) Financial Data Schedule for the AmSouth Equity Fund is filed herewith.

                              (o) Financial Data Schedule for the AmSouth Regional Equity Fund is filed herewith.

                              (p) Financial Data Schedule for the AmSouth Limited Maturity Fund is filed herewith.

                              (q) Financial Data Schedule for the Classic Shares of the AmSouth Tax Exempt Fund is filed herewith.

                              (r) Financial Data Schedule for the Premier Shares of the AmSouth Tax Exempt Fund is filed herewith.

                              (s) Financial Data Schedule for the AmSouth Balanced Fund is filed herewith.

                              (t) Financial Data Schedule for the AmSouth Government Income Fund is filed herewith.

                      (18)    (a)    Multiple Class Plan for AmSouth Mutual
                                     Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of July 16, 1997 and as of March 17, 1998 is filed herewith.

                              (b) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (c)    Amended Schedule I to the Shareholder
                                     Servicing Plan -- incorporated by
                                     reference to Exhibit 18(d) to
                                     Post-Effective Amendment No. 23 to the
                                     Registrant's Registration Statement filed on July 3, 1997 on Form N-1A (File No. 33-21660).

                              (d) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                              (e)    Distribution and Shareholder Services
                                     Plan between the Registrant and BISYS
                                     Fund Services, LP, dated as of March 12,
                                     1997, as amended and restated as of March
                                     18, 1998, is filed herewith.

-------------

Item 25.              Persons Controlled By or Under Common Control with
                      Registrant

                      As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant's Prime Obligations Fund, Equity Fund, Regional Equity Fund, AmSouth U.S. Treasury Fund, Tax Exempt Fund, Bond Fund, Limited Maturity Fund, Municipal Bond Fund, Government Income Fund, Florida Tax-Free Fund, Balanced Fund, Equity Income Fund, Capital Growth Fund and Small Cap Fund.

Item 26.              Number of Holders of Securities

                      As of April 30, 1998, the number of record holders of the Registrant's respective series of shares were as follows:

                                                                     Number of
                      Title of Series                             Record Holders
                      ---------------                             --------------

                      Prime Obligations Fund -- Premier Shares          11
                      Prime Obligations Fund -- Classic Shares          16
                      Prime Obligations Fund -- Class B Shares           1

                      U.S. Treasury Fund -- Premier Shares               9
                      U.S. Treasury Fund -- Classic Shares               7

                      Tax Exempt Fund -- Premier Shares                  4
                      Tax-Exempt Fund -- Classic Shares                 14

                      Equity Fund -- Premier Shares                      6
                      Equity Fund -- Classic Shares                  3,771
                      Equity Fund -- Class B Shares                    755

                      Regional Equity Fund -- Premier Shares             6
                      Regional Equity Fund -- Classic Shares         3,408
                      Regional Equity Fund -- Class B Shares           303

                      Equity Income Fund -- Premier Shares               4
                      Equity Income Fund -- Classic Shares           1,403
                      Equity Income Fund -- Class B Shares             671

                      Bond Fund -- Premier Shares                        6
                      Bond Fund -- Classic Shares                      325
                      Bond Fund -- Class B Shares                       17

                      Capital Growth Fund -- Premier Shares              4
                      Capital Growth Fund -- Classic Shares            495
                      Capital Growth Fund -- Class B Shares            363

                      Balanced Fund -- Premier Shares                    6
                      Balanced Fund -- Classic Shares                2,585
                      Balanced Fund -- Class B Shares                  285

                      Small Cap Fund -- Premier Shares                   1
                      Small Cap Fund -- Classic Shares                  82
                      Small Cap Fund -- Class B Shares                  74

                      Limited Maturity Fund -- Premier Shares            6
                      Limited Maturity Fund -- Classic Shares          104

                      Municipal Bond Fund -- Premier Shares              5
                      Municipal Bond Fund -- Classic Shares             18

                      Government Income Fund -- Premier Shares           3
                      Government Income Fund -- Classic Shares         343

                      Florida Tax-Free Fund -- Premier Shares            3
                      Florida Tax-Free Fund -- Classic Shares           55


Item 27.          Indemnification

                  Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

                  "Trustees, Officers, etc.

                  Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                  Compromise Payment

                  Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibits 6(a).

                  In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 28. Business and Other Connections of Investment Advisor and Investment Sub-Advisors.

                  AmSouth Bank

                  AmSouth Bank ("AmSouth") is the investment advisor of each Fund of the Trust. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of March 31, 1998 of $19.4 billion and operated 270 banking offices and over 600 ATM locations in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of March 31, 1998, AmSouth and its affiliates had over $8.7 billion in assets under discretionary management and provided custody services for an additional $21.6 billion in securities. AmSouth is the largest provider of trust services in Alabama, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

                  There is set forth below information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's investment advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with                  Other business, profession,
AmSouth Bank                            AmSouth Bank vocation, or employment
------------                            ------------------------------------

J. Harold Chandler                      Chairman, President & CEO
Director                                Provident Companies, Inc.
                                        One Fountain Square
                                        Chattanooga, Tennessee 37402


James E. Dalton, Jr.                    President and CEO
Director                                Quorum Health Group, Inc.
                                        103 Continental Place
                                        Brentwood, Tennessee 37027


Rodney C. Gilbert                       Chairman of the Board & CEO
Director                                Enfinity Corporation
                                        3700 Old Leeds Road
                                        Birmingham, Alabama 35213


Elmer B. Harris                         President and CEO
Director                                Alabama Power Company
                                        600 North 18th Street
                                        Birmingham, Alabama 35291


Victoria Jackson Gregorious             President and CEO
Director                                DSS/ProDiesel, Inc.
                                        922 Main Street
                                        Nashville, Tennessee 37206


Ronald L. Kuehn, Jr.                    Chairman of the Board, President and CEO
Director                                Sonat Inc.
                                        1900 Fifth Avenue North
                                        Birmingham, Alabama 35203


James R. Malone                         Chairman and CEO
Director                                HMI Industries, Inc./Intok Capital, Inc.
                                        8889 Pelican Bay Boulevard
                                        Naples, Florida 34108


Claude B. Nielson                       President and CEO
Director                                Coca-Cola Bottling Company United, Inc.
                                        4600 East Lake Boulevard
                                        Birmingham, Alabama 35217

Dr. Benjamin F. Payton                  President
Director                                Tuskegee University
                                        399 Montgomery Road
                                        Tuskegee, Alabama 36083


C. Dowd Ritter                          None
Chairman, President and CEO


Herbert A. Sklenar                      Chairman Emeritus
Director                                Vulcan Materials Company
                                        Two Metroplex Drive
                                        Birmingham, Alabama 35209

Michael C. Baker
Senior Executive Vice President         None

O.B. Grayson Hall, Jr.                  None
Executive Vice President

David B. Edmonds                        None
Executive Vice President

Sloan D. Gibson, IV                     None
Senior Executive Vice President
and Chief Financial Officer

W. Charles Mayer, III                   None
Senior Executive Vice President

Candice W. Rogers                       None
Senior Executive Vice President

E.W. Stephenson, Jr.                    None
Senior Executive Vice President

Alfred W. Swan, Jr.                     None
Senior Executive Vice President

Stephen A. Yoder                        None
Executive Vice President
and General Counsel


Rockhaven

         Rockhaven Asset Management, LLC ("Rockhaven") is the sub-advisor of the AmSouth Equity Income Fund. Rockhaven is jointly owned by Christopher H. Wiles (50%) and AmSouth Bank (50%), and is headquartered in Pittsburgh, Pennsylvania. As of March 1, 1998, the AmSouth Equity Income Fund is by far the predominate client of Rockhaven. In the future, Rockhaven intends to advise on other mutual funds and separate accounts.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with           Other business, profession,
Rockhaven Asset Management       vocation, or employment
--------------------------       -----------------------

Christopher H. Wiles             Prior to February 7, 1997, Senior Vice
President and Chief Investment   President, Federated Investors, Pittsburgh, PA
Officer and Managing Partner

Michael C. Baker                 Senior Executive Vice President, AmSouth
Managing Partner                 Bank, Birmingham, Alabama


Peachtree

         Peachtree Asset Management ("Peachtree") is the sub-adviser of the AmSouth Capital Growth Fund. Peachtree is a division of Smith Barney Mutual Funds Management Inc. ("SBMFM"), a wholly-owned subsidiary of Smith Barney Holdings, Inc., which in turn is a wholly-owned subsidiary of Travelers Group Inc. Peachtree has performed advisory services since 1994 for institutional clients, and has its principal offices at 303 Peachtree Street, N.E., Atlanta, GA 30308. SBMFM and its predecessors have been providing investment advisory services to mutual funds since 1968. As of February 28, 1998, SBMFM had aggregate assets under management of approximately $100 billion.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with                  Other business, profession,
Peachtree Asset Management              vocation, or employment
--------------------------              -----------------------

Lamond Godwin                           N/A
Chairman & CEO

Dennis A. Johnson                       N/A
President & Chief Investment Officer


Sawgrass

         Sawgrass Asset Management, LLC ("Sawgrass") serves as the investment sub-advisor to the AmSouth Small Cap Fund. Sawgrass is 50% owned by AmSouth and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 4337 Pablo Oaks Court, Jacksonville, FL 32224.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with                            Other business, profession,
Sawgrass Asset Management, LLC                    vocation or employment
------------------------------                    ----------------------

Dean E. McQuiddy, Principal                       Barnett Capital Advisors

Andrew M. Cantor, Principal                       Barnett Capital Advisors

Brian K. Monroe, Principal                        Barnett Asset Management


Item 29.          Principal Underwriter.


         (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, The Empire Builder Tax Free Bond Fund, ESC Strategic Funds, Inc., The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., INTRUST Funds Trust, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis

         Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Fund, Pegasus Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, Inc. each of which is a management investment company. The parent of BISYS Fund Services is The BISYS Group, Inc.


         (b) Partners of BISYS Fund Services as of the date of this filing are as follows:

                               Positions and Offices with         Positions and
Name and Principal             BISYS Fund Services,               Offices with
Business Addresses             Limited Partnership                The Registrant
------------------             -------------------                --------------

BISYS Fund Services,           Sole General                       None
  Limited Partnership            Partner
3435 Stelzer Road
Columbus, OH  43219

WC Subsidiary                  Sole Limited                       None
  Corporation                    Partner
150 Clove Road
Little Falls, NJ 07424

The BISYS Group, Inc.          Sole Shareholder                   None
150 Clove Road
Little Falls, NJ  07424


Item 30.          Location of Accounts and Records

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                  (1)    AmSouth Mutual Funds
                         3435 Stelzer Road
                         Columbus, Ohio  43219
                         Attention:  Secretary
                         (Registrant)

                  (2)    AmSouth Bank
                         1901 Sixth Avenue - North
                         Birmingham, Alabama  35203
                         Attention:  Trust Investments
                         (Investment Advisor and Custodian)

                  (3)    BISYS Fund Services, Limited Partnership
                         3435 Stelzer Road
                         Columbus, Ohio  43219
                         (Distributor)

                  (4)    ASO Services Company
                         3435 Stelzer Road
                         Columbus, Ohio  43219
                         (Administrator)

                  (5)    Rockhaven Asset Management, LLC
                         100 First Avenue, Suite 1050
                         Pittsburgh, Pennsylvania  15222
                         (Sub-Advisor to the Equity Income Fund)

                  (6)    BISYS Fund Services, Inc.
                         3435 Stelzer Road
                         Columbus, Ohio 43219
                         (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

                  (7)    Peachtree Asset Management
                         A Division of Smith Barney Mutual Funds Management Inc. One Peachtree Center
                         Atlanta, Georgia  30308
                         (Sub-Advisor to the Capital Growth Fund)

                  (8)    Sawgrass Asset Management, LLC
                         4337 Pablo Oaks Court
                         Jacksonville, Florida  32224
                         (Sub-Advisor to the Small Cap Fund)

Item 31.              Management Services

                      None.

Item 32.              Undertakings

                      The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding voting shares of any series of the Trust and will assist in shareholder communication in connection with calling a meeting for the purpose of removing one or more trustees.

                      The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 22nd day of May, 1998.

                                                       AMSOUTH MUTUAL FUNDS,
                                                       Registrant

                                                       */s/ GEORGE R. LANDRETH
                                                        ------------------------
                                                        George R. Landreth
                                                        Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 26 to the Registration Statement of AmSouth Mutual Funds has been signed below by the following persons in the capacities indicated on the 22nd day of May, 1998.

Signature                                      Title               Date
---------                                      -----               ----

/s/ GEORGE R. LANDRETH*                        Chairman            May 22, 1998
-----------------------------
George R. Landreth

/s/ J. DAVID HUBER*                            Trustee             May 22, 1998
-----------------------------
J. David Huber

/s/ CHARLES L. BOOTH*                          Treasurer           May 22, 1998
-----------------------------
Charles L. Booth

/s/ JAMES H. WOODWARD, JR.*                    Trustee             May 22, 1998
-----------------------------
James H. Woodward, Jr.

/s/ HOMER H. TURNER, JR.*                      Trustee             May 22, 1998
-----------------------------
Homer H. Turner, Jr.

/s/ WENDELL D. CLEAVER*                        Trustee             May 22, 1998
-----------------------------
Wendell D. Cleaver

/s/ DICK D. BRIGGS, JR.*                       Trustee             May 22, 1998
-----------------------------
Dick D. Briggs, Jr.

* By /s/ ALAN G. PRIEST
-----------------------------                                      May 22, 1998
     Alan G. Priest,
     Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY


         Dick D. Briggs, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Dick D. Briggs, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   12 October 1993                                /s/ DICK D. BRIGGS, JR.
      ---------------------                             -----------------------
                                                        Dick D. Briggs, Jr.

                                POWER OF ATTORNEY


         Wendell D. Cleaver whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Wendell D. Cleaver and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   October 7, 1993                                /s/ WENDELL CLEAVER
      ---------------------                             -----------------------
                                                        Wendell D. Cleaver

                                POWER OF ATTORNEY

         J. David Huber whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee J. David Huber and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                        /s/ J. DAVID HUBER
      ---------------------                             -----------------------
                                                        J. David Huber

                                POWER OF ATTORNEY


         George R. Landreth whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee George R. Landreth and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   6/10/97                                        /s/ GEORGE R. LANDRETH
      ---------------------                             -----------------------
                                                        George R. Landreth

                                POWER OF ATTORNEY


         James H. Woodward, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee James H. Woodward, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                      /s/ JAMES H. WOODWARD, JR.
      ---------------------                           --------------------------
                                                      James H. Woodward, Jr.

                                POWER OF ATTORNEY


         Homer H. Turner, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Homer H. Turner, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   September 25, 1992                             /s/ HOMER H. TURNER, JR.
      ---------------------                             -----------------------
                                                        Homer H. Turner, Jr.

                                POWER OF ATTORNEY


         Charles L. Booth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  February 26, 1998                               /s/ CHARLES BOOTH
      ---------------------                             -----------------------
                                                        Charles Booth

                                  EXHIBIT INDEX
                                 --------------

EXHIBIT NO.                       DESCRIPTION                                         PAGE
-----------                       -----------                                         ----


5(c)          Amended Schedule A to the Investment Advisory Agreement

5(h)          Investment Sub-Advisory Agreement between AmSouth Bank and
              Sawgrass Asset Management, LLC

5(i)          Amended Schedule A to the Investment Advisory Agreement

6(b)          Amended Schedules A, B and D to the Distribution Agreement

8(b)          Amended Schedule A to the Custodian Agreement

9(b)          Amended Schedule A to the Management and Administration Agreement

9(d) Form of Schedules A and B to the Sub-Administration Agreement between ASO Services Company and AmSouth Bank

9(f) Amended Schedules A and B to the Sub-Administration Agreement between ASO Services Company and BISYS Fund Services

9(h)          Amended Schedule A to the Transfer Agency and Shareholder Services
              Agreement

10            Opinion of Ropes & Gray

11(a)         Consent of Coopers & Lybrand L.L.P.

11(b)         Consent of Ropes & Gray

18(a)         Multiple Class Plan

18(e)         Distribution and Shareholder Services Plan

EXHIBIT NO.                       DESCRIPTION                                         PAGE
-----------                       -----------                                         ----

27            Financial Data Schedules

(a)           Financial Data Schedule for the Classic Shares of the AmSouth
              Municipal Bond Fund, for the period August 1, 1997 to October 31,
              1997, is filed herewith.

(b)           Financial Data Schedule for the Premier Shares of the AmSouth
              Municipal Bond Fund, for the period August 1, 1997 to October 31,
              1997, is filed herewith.

(c)           Financial Data Schedule for the Class B Shares of the AmSouth
              Capital Growth Fund is filed herewith.

(d)           Financial Data Schedule for the Classic Shares of the AmSouth
              Capital Growth Fund is filed herewith.

(e)           Financial Data Schedule for the Premier Shares of the AmSouth
              Capital Growth Fund is filed herewith.

(f) Financial Data Schedule for the AmSouth Florida Tax-Free Fund is filed herewith.

(g)           Financial Data Schedule for the Classic Shares of the AmSouth
              Prime Obligations Fund is filed herewith.

(h)           Financial Data Schedule for the Premier Shares of the AmSouth
              Prime Obligations Fund is filed herewith.

(i) Financial Data Schedule for the AmSouth Municipal Bond Fund for the period from July 1, 1997 through July 31, 1997 is filed herewith.

(j) Financial Data Schedule for the AmSouth Equity Income Fund is filed herewith.

(k)           Financial Data Schedule for the Classic Shares of the AmSouth U.S.
              Treasury Fund is filed herewith.

(l)           Financial Data Schedule for the Premier Shares of the AmSouth U.S.
              Treasury Fund is filed herewith.

(m)           Financial Data Schedule for the AmSouth Bond Fund is filed herewith.

(n)           Financial Data Schedule for the AmSouth Equity Fund is filed herewith.

EXHIBIT NO.                       DESCRIPTION                                         PAGE
-----------                       -----------                                         ----


(o) Financial Data Schedule for the AmSouth Regional Equity Fund is filed herewith.

(p) Financial Data Schedule for the AmSouth Limited Maturity Fund is filed herewith.

(q)           Financial Data Schedule for the Classic Shares of the AmSouth Tax
              Exempt Fund is filed herewith.

(r)           Financial Data Schedule for the Premier Shares of the AmSouth
              Tax-Exempt Fund is filed herewith.

(s) Financial Data Schedule for the AmSouth Balanced Fund is filed herewith.

(t) Financial Data Schedule for the AmSouth Government Income Fund is filed herewith.